Legal proceedings (Details 2) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 585	$ 1,409
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	372	1,127
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	82	122
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	122	148
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits, non-current	$ 9	$ 12